Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions

Note 5 – Acquisitions

On October 26, 2012, the Company acquired a controlling interest in East El Paso Physicians’ Medical Center, LLC (“El Paso”), located in El Paso, Texas. The Company obtained its controlling interest through the acquisition of 108.41 Class A ownership units and 37.00 non-dilutable Class C ownership units of the total 223.41 ownership units of El Paso, or 66.39%. The Company obtained the Class A units by guaranteeing debt in the amount of $50,000 per unit. Additional Class A units may be sold to other investors which may dilute the Company’s overall ownership percentage in El Paso. The Company obtained the Class C units by guaranteeing debt in the amount of $50,000 per unit. The Class C units may only be held by the Company and represent a 19.68% ownership in El Paso. This ownership percentage may not be diluted by the future sale of any other class of ownership unit. In the fourth quarter of 2012, the Company also completed the acquisition of two imaging centers located in El Paso, Texas (“Imaging Centers”). The Imaging Centers were acquired through a combination of cash payments and the assumption of certain debt and other obligations of the sellers.

The acquisition of El Paso was based on management’s belief that through the application of the Company’s management and operating model the hospital could be turned around to generate positive earnings and cash flow that will be accretive to the earnings and cash flow of the Company. The acquisition of the Imaging Centers is consistent with the Company’s strategy of growing revenue and earnings through acquiring ancillary service providers in close proximity to a managed or owned hospital.

The acquisitions were recorded by allocating the cost of the acquisition to the assets acquired, including intangible assets and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the cost of the acquisitions over the net amounts assigned to the fair value of the assets acquired, net of liabilities assumed, was recorded as goodwill, none of which is tax deductible. As of December 31, 2012, management completed a valuation of the fair value of the assets acquired and liabilities assumed in the El Paso acquisition. The fair value amounts for the Imaging Centers were initially recorded using preliminary estimates. During the fourth quarter of 2013, management engaged a third-party valuation company to complete a valuation of the fair value of the assets acquired and liabilities assumed in the Imaging Center acquisitions. The purchase allocations for the acquisitions were as follows:

		Imaging Centers
	El Paso	Preliminary	Final
Cash and cash equivalents	$193,314	$—	$—
Accounts receivable	1,814,324	—	—
Inventories	932,184	7,500	7,500
Other current assets	613,860	—	—

Total current assets	3,553,682	7,500	7,500

Property and equipment	5,319,000	358,709	539,309
Intangible assets	8,293,000	—	—
Goodwill	603,250	551,278	370,678

Total assets acquired	17,768,932	917,487	917,487

Liabilities assumed:
Accounts payable and accrued liabilities	7,621,930	85,330	85,330
Other current liabilities	110,000	—	—
Short term debt	1,413,278	156,242	156,242
Current portion of long-term debt	1,982,848	78,423	78,423

Total current liabilities	11,128,056	319,995	319,995
Long-term debt, net of current portion	3,842,341	288,444	288,444
Other liabilities	2,798,535	—	—

Total liabilities assumed	17,768,932	608,439	608,439

Net assets acquired	$—	$309,048	$309,048

El Paso agreed to pay the legal, due diligence and other expenses associated with the acquisition. As a result, during 2012, the Company did not record any material expenses related to the acquisition of El Paso. The company also did not incur any material expenses in the acquisition of the imaging centers.

The amounts of acquisitions revenues and earnings included in the Company’s consolidated statements of operations for the year ended December 31, 2012, and the revenue and earnings of the combined entity had the acquisition dates for El Paso and the Imaging Centers been January 1, 2012 are as follows:

	Revenues	Earnings
Actual:
From 10/26/2012 to 12/31/2012	$5,151,604	$(1,252,763)

Supplemental Pro Forma:
2012	$69,442,123	$(7,388,605)

The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.